Earnings per Share - Summary of Basic Earnings per Share (Details)		12 Months Ended
		Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares		Dec. 31, 2021 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding			384,029,392	389,634,335		389,634,335
Profit attributable to shareholders of the Parent Company | ₩			₩ 4,631,932,222,629	₩ 4,152,991,586,688		₩ 4,409,543,288,213
Deduction: Dividends on hybrid securities | ₩			(184,915,050,000)	(126,402,175,000)		(71,537,500,000)
Profit attributable to ordinary equity holders of the Parent Company | ₩			₩ 4,447,017,172,629	₩ 4,026,589,411,688		₩ 4,338,005,788,213
Basic earnings per share | (per share)		$ 8.97	₩ 11,580	₩ 10,334	[1]	₩ 11,134	[2]
Number of shares
Earnings per share
Number of issued ordinary shares		403,511,072	403,511,072	408,897,068		415,807,920
Number of treasury shares	[3]	(24,847,247)	(24,847,247)	(19,262,733)		(26,173,585)
Average number of ordinary shares outstanding		378,663,825	378,663,825	389,634,335		389,634,335
Accumulated number of shares
Earnings per share
Number of issued ordinary shares		147,787,824,904	147,787,824,904	150,138,929,728		151,769,890,800
Number of treasury shares	[3]	(7,617,096,867)	(7,617,096,867)	(7,922,397,453)		(9,553,358,525)
Average number of ordinary shares outstanding		140,170,728,037	140,170,728,037	142,216,532,275		142,216,532,275
Number of days			365	365		365
Weighted average number of ordinary shares outstanding			384,029,392	389,634,335		389,634,335

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Treasury stock retired during the year ended December 31, 2022 and 2023 were deducted from February 14, 2022 and April 4, 2023, respectively.